Property and Equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	$ 959	¥ 6,257	¥ 3,479	¥ 1,111